Segment Reporting (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of group's operating segment
Total net revenue	$ 58,256	$ 31,210	$ 154,307	$ 120,586	$ 75,072
Operating (loss) income	3,189	1,071	(7,910)	5,240	713
PRC [Member]
Schedule of group's operating segment
Total net revenue	11,179	12,759	49,761	41,214	28,442
United States [Member]
Schedule of group's operating segment
Total net revenue	4,196	1,553	23,312	34,526	14,978
India [Member]
Schedule of group's operating segment
Total net revenue	42,074	14,810	70,421	25,126	7,949
Rest of the world [Member]
Schedule of group's operating segment
Total net revenue	807	2,088	10,813	19,720	23,703
Consolidated [Member]
Schedule of group's operating segment
Total net revenue	58,256	31,210	154,575	120,586	75,072
Operating (loss) income	3,189	1,071	(7,910)	5,240	713
Consolidated [Member] | External customers [Member]
Schedule of group's operating segment
Total net revenue	58,256	31,210	154,307	120,586	75,072
Consolidated [Member] | Inter-segment [Member]
Schedule of group's operating segment
Total net revenue
Eliminations [Member]
Schedule of group's operating segment
Total net revenue	(304)	(449)	(1,879)	(2,016)	(3,615)
Operating (loss) income					(108)
Eliminations [Member] | External customers [Member]
Schedule of group's operating segment
Total net revenue					(3,615)
Eliminations [Member] | Inter-segment [Member]
Schedule of group's operating segment
Total net revenue	(304)	(449)	(1,879)	(2,016)
Total segments [Member]
Schedule of group's operating segment
Total net revenue	58,560	31,659	156,186	122,602	78,687
Operating (loss) income	3,189	1,071	(7,910)	5,240	821
Total segments [Member] | External customers [Member]
Schedule of group's operating segment
Total net revenue	58,256	31,210	154,307	120,586	75,072
Total segments [Member] | Inter-segment [Member]
Schedule of group's operating segment
Total net revenue	304	449	1,879	2,016	3,615
Yuantel [Member]
Schedule of group's operating segment
Total net revenue	7,882	6,447	32,074	35,138	19,957
Operating (loss) income	684	(1,122)	331	(3,589)	(3,589)
Yuantel [Member] | External customers [Member]
Schedule of group's operating segment
Total net revenue	7,882	6,447	32,074	35,138	19,957
Yuantel [Member] | Inter-segment [Member]
Schedule of group's operating segment
Total net revenue
Connected Solution [Member]
Schedule of group's operating segment
Total net revenue	50,678	25,212	124,112	87,464	58,730
Operating (loss) income	2,505	2,193	(8,241)	8,829	6,789
Connected Solution [Member] | External customers [Member]
Schedule of group's operating segment
Total net revenue	50,374	24,763	122,233	85,448	55,115
Connected Solution [Member] | Inter-segment [Member]
Schedule of group's operating segment
Total net revenue	$ 304	$ 449	$ 1,879	$ 2,016	$ 3,615